GuidePath Conservative Allocation Fund
Consolidated Schedule of Investments
December 31, 2025 (Unaudited)

INVESTMENT COMPANIES - 99.2%	Shares	Value
Alternative Funds - 1.6%
SPDR Gold MiniShares Trust (a)	106,922	$9,127,931

Domestic Equity Funds - 24.6%
American Mutual Fund - Class F-3	242,198	14,398,659
iShares 10+ Year Investment Grade Corporate Bond ETF (b)	63,706	3,213,968
iShares Core S&P Small-Cap ETF (b)	127,198	15,286,656
iShares Global 100 ETF	39,662	5,023,986
iShares MSCI USA Min Vol Factor ETF (b)	151,085	14,226,164
SPDR MSCI World StrategicFactors ETF	35,290	5,055,324
State Street SPDR S&P 600 Small Cap Value ETF	630	57,311
Vanguard High Dividend Yield ETF (b)	99,000	14,208,480
Vanguard S&P 500 ETF	63,524	39,837,806
Vanguard Value ETF (b)	86,054	16,435,453
Washington Mutual Investors Fund - Class F-3	221,066	14,400,255
		142,144,062

Domestic Fixed Income Funds - 44.1%
American Funds Multi-Sector Income Fund - Class F-3	2,269,909	21,541,432
American High-Income Trust - Class F-3	1,448,219	14,366,330
Bond Fund of America - Class F-3	1,880,103	21,527,175
iShares 7-10 Year Treasury Bond ETF (b)	234,170	22,517,787
iShares Broad USD High Yield Corporate Bond ETF	312,788	11,696,707
iShares Broad USD Investment Grade Corporate Bond ETF	126,742	6,561,433
iShares Core U.S. Aggregate Bond ETF (b)	215,332	21,507,360
iShares iBoxx High Yield Corporate Bond ETF (b)	33,789	2,724,407
iShares TIPS Bond ETF	118,312	13,003,672
State Street SPDR Portfolio Short Term Treasury ETF	358,063	10,484,085
Vanguard High-Yield Corporate Fund - Class Admiral	7,798,324	43,436,662
Vanguard Intermediate-Term Corporate Bond ETF (b)	77,025	6,450,844
Vanguard Long-Term Treasury ETF	348,509	19,446,802
Vanguard Mortgage-Backed Securities ETF (b)	143,723	6,766,479
Vanguard Short-Term Corporate Bond ETF (b)	26,949	2,148,644
Vanguard Total Bond Market ETF	23,451	1,737,016
Vanguard Total International Bond ETF	43,489	2,101,388
WisdomTree Floating Rate Treasury Fund (b)	541,782	27,262,470
		255,280,693

Emerging Markets Equity Funds - 2.6%
iShares Core MSCI Emerging Markets ETF	152,747	10,267,653
SPDR S&P China ETF	47,633	4,611,351
		14,879,004

Emerging Markets Fixed Income Funds - 3.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	89,357	8,603,292
Vanguard Emerging Markets Government Bond ETF	167,790	11,314,079
		19,917,371

Hybrid Funds - 14.4%
Capital Income Builder, Inc. - Class F-3	282,254	21,694,040
Income Fund of America - Class F-3	833,652	21,749,989
iShares Core 60/40 Balanced Allocation ETF (b)	280,098	18,209,171
iShares Core 80/20 Aggressive Allocation ETF (b)	239,804	21,476,846
		83,130,046

International Equity Funds - 7.3%
Capital World Growth and Income Fund - Class F-3	142,636	10,191,365
iShares Core MSCI Europe ETF	46,102	3,272,320
iShares MSCI EAFE Min Vol Factor ETF (b)	94,205	8,125,181
JPMorgan BetaBuilders Canada ETF (b)	26,773	2,489,889
Vanguard FTSE Developed Markets ETF (b)	292,328	18,261,730
		42,340,485

International Fixed Income Funds - 0.2%
SPDR Bloomberg International Treasury Bond ETF (b)	67,130	1,512,439

Real Estate Funds - 1.0%
Vanguard Global ex-U.S. Real Estate ETF (a)	30,626	1,403,896
Vanguard Real Estate ETF (b)	49,665	4,394,856
		5,798,752
TOTAL INVESTMENT COMPANIES (Cost $467,143,430)		574,130,783

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.9%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (c)	85,752,639	85,752,639
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $85,752,639)		85,752,639

MONEY MARKET FUNDS - 1.0%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (c)	5,917,227	5,917,227
TOTAL MONEY MARKET FUNDS (Cost $5,917,227)		5,917,227

TOTAL INVESTMENTS - 115.1% (Cost $558,813,296)		665,800,649
Liabilities in Excess of Other Assets - (15.1)%		(87,445,344)
TOTAL NET ASSETS - 100.0%		$578,355,305

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

LLC - Limited Liability Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $83,531,128.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.